Notes to consolidated statement of profit and loss and other comprehensive income - Income tax expense - Restructuring (Details) - EUR (€) € in Thousands		12 Months Ended
	Mar. 23, 2017	Dec. 31, 2017
Notes to consolidated statement of profit and loss and other comprehensive income
Arm’s length compensation	€ 79,900
Tax losses carryforward limit	77,500
Tax rate applicable		25.00%
Current tax liabilities		€ 597
ARGENX BVBA
Notes to consolidated statement of profit and loss and other comprehensive income
Arm’s length compensation	79,900
Tax losses carryforward limit	77,500
Restructuring estimated taxable amount	€ 2,300
Tax rate applicable	25.00%
Current tax liabilities		600
Additional tax deductible costs		€ 79,900